Note 17 - Selected Quarterly Information - (Unaudited) - Summary of Selected Quarterly Financial Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Net revenues	$ 27,295	$ 16,234	$ 22,731	$ 56,414	$ 42,709	$ 53,239	$ 41,775	$ 36,956	$ 122,674	$ 174,679	$ 180,045
Gross profit	7,440	1,289	4,584	28,344	5,239	25,288	19,583	9,912	41,657	60,022	59,620
Income (loss) from operations	(4,279)	(11,164)	(5,472)	6,326	(9,827)	3,858	(2,553)	(15,937)	(14,589)	(24,459)	(54,272)
Interest expense, net	(3,501)	(3,669)	(3,414)	(3,221)	(3,696)	(3,155)	(3,111)	(3,112)	(13,805)	(13,074)	(12,972)
Other income (expense), net	223	(525)	6,771	429	(679)	(242)	96	(792)	6,898	(1,617)	(436)
Income tax expense	5,634	1,056	3,052	5,874	148	3,790	2,719	1,407	15,616	8,064	2,718
Net income (loss) attributable to noncontrolling interests	55	(193)	(52)	77	(144)	(394)	(335)	(112)	(113)	(985)	(773)
Net loss attributable to ION	$ (13,136)	$ (16,607)	$ (5,219)	$ (2,263)	$ (14,494)	$ (3,723)	$ (8,622)	$ (21,360)	$ (37,225)	$ (48,199)	$ (71,171)
Basic (in dollars per share)	$ (0.92)	$ (1.16)	$ 0.37	$ 0.16	$ (1.02)	$ (0.26)	$ (0.61)	$ (1.52)	$ (2.61)	$ (3.41)	$ (5.20)
Diluted (in dollars per share)	$ (0.92)	$ (1.16)	$ 0.37	$ 0.16	$ (1.02)	$ (0.26)	$ (0.61)	$ (1.52)	$ (2.61)	$ (3.41)	$ (5.20)
Service [Member]
Net revenues	$ 20,113	$ 10,202	$ 15,547	$ 47,485	$ 30,755	$ 41,990	$ 30,407	$ 28,128	$ 93,347	$ 131,280	$ 139,038
Product [Member]
Net revenues	$ 7,182	$ 6,032	$ 7,184	$ 8,929	$ 11,954	$ 11,249	$ 11,368	$ 8,828	$ 29,327	$ 43,399	$ 41,007